Taxation - Disclosure of Taxation (Expense)/Credit (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Major components of tax (expense) income
Total taxation (expense)/credit	R 139	R 234	R 510
South Africa
Major components of tax (expense) income
Deferred tax	282	439	998
Deferred tax - current year	R 282	R 439	R 998
Revenue exempt from taxation (as a percent)	5.00%	5.00%	5.00%
Australian entities and PNG operation
Major components of tax (expense) income
Applicable taxation rate	30.00%	30.00%	30.00%
Mining Products | South Africa
Major components of tax (expense) income
Current tax (expense) credit and adjustments of prior periods	R (19)	R (42)	R (230)
Current year tax	(14)	(42)	(230)
Prior year tax	R (5)	R 0	R 0
Applicable taxation rate	34.00%	34.00%	34.00%
Non-Mining Services | South Africa
Major components of tax (expense) income
Current tax (expense) credit and adjustments of prior periods	R (124)	R (163)	R (258)
Current year tax	(121)	(163)	(256)
Prior year tax	R (3)	R 0	R (2)
Applicable taxation rate	28.00%	28.00%	28.00%